FORUM FUNDS
                           DF DENT PREMIER GROWTH FUND

                       Supplement Dated September 3, 2004
                      to Prospectus Dated November 1, 2003


The Fund's minimum initial investment has been reduced temporarily pending Board approval of a permanent reduction. The section entitled "Minimum Investments" on page 11 of the Prospectus is amended by deleting the chart relating to minimum initial and minimum additional investments and replacing it with the following chart:

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                 MINIMUM MINIMUM
                               INITIAL ADDITIONAL
                              INVESTMENT INVESTMENT
     Standard Accounts                               $100,000         $2,000
     Traditional and Roth IRA Accounts               $100,000         $1,000
     Accounts with Systematic Investment Plans       $100,000         $1,000



                       PLEASE RETAIN FOR FUTURE REFERENCE.